Financial Instruments - Summary of Reconciliation of Level 3 Fair Value Measurements (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of liabilities [line items]
Opening balance	$ 1,762,656	$ 4,975,159
Total (gain) or loss: - in profit or loss	936,354	(3,212,503)
Closing balance	2,699,010	1,762,656
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance	1,762,656	4,975,159
Total (gain) or loss: - in profit or loss	936,354	(3,212,503)
Closing balance	$ 2,699,010	$ 1,762,656